PRESIDENT'S MESSAGE

-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present your Annual Report for CCB Equity Fund, which covers the 12-month fiscal year period from June 1, 1998 through May 31, 1999.

Inside, you will find complete information about the fund's operation during the fiscal year, including an investment review by the fund's portfolio manager, a list of the fund's quality stock holdings, and the financial statements.

To help your money grow in value over the long term, this fund invests in a diversified portfolio of stocks. As you can see from the list of holdings, many of these stocks are well-respected household names like American Express, AT&T, General Electric, Intel, Mobil, Merck, Procter & Gamble, and Wal-Mart.

The 12-month reporting period saw the U.S. stock market continue its climb, accompanied by a high level of day-to-day volatility. In this environment, CCB Equity Fund delivered a competitive total return of 15.90% based on net asset value for the fiscal year ended May 31, 1999.* Contributing to the total return were income totaling $0.08 per share and a $1.50 increase in net asset value. The fund's net assets totaled $99.5 million at the end of the reporting period.

Thank you for participating in the long-term growth opportunities of stocks through the diversification, professional management and convenience of CCB Equity Fund. We hope you are pleased with your investment progress.

Sincerely,
Edward C. Gonzales
President
July 15, 1999

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period adjusted for the fund's sales charge was 10.70%.

INVESTMENT REVIEW

-------------------------------------------------------------------------------

The investment objective of the CCB Equity Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The fund attempts to achieve its investment objective by investing primarily in a broad, diversified range of dividend paying common stocks in companies deemed to have above average earnings growth prospects that are available at reasonable prices.

The fund performed well during the year, even though the environment wasn't as forgiving as the past years of this booming bull market. The fund faced three significant market drops induced by factors ranging from the economic collapse of Asian emerging markets and a slowdown in Europe to fears of a developing U.S. recession. At the height of these concerns, the Federal Reserve Board (the "Fed") reduced interest rates in a move that restored investor confidence. The U.S. economy remained strong and continued to experience strong consumer demand, low unemployment, low inflation and favorable interest rates. Even the political instability prompted by the impeachment process could not derail the market's momentum. The stock market averages surged to produce double digit returns. The fund returned 15.90% based on net asset value for the fiscal year ended May 31, 1999.* This one-year performance is ahead of that of other funds with similar growth and income objectives, which delivered an average of 11.5% as tracked by Lipper Analytical Services, Inc.** As has been the experience in recent years, the large-cap stocks led the market, although the breadth of stocks participating in the market's advance did improve late in the reporting period.

As of May 31, 1999, total fund assets were $99,525,542. The portfolio was 99.2% invested in stocks and the remaining 0.5% in cash equivalents. The fund's ten largest holdings were as follows:


      General Electric Co.                              5.01%
      MCI Worldcom, Inc.                                4.77%
      Capital One Financial Corp.                       4.54%
      Cisco Systems, Inc.                               4.38%
      Citigroup, Inc.                                   4.33%
      Fannie Mae Federal National Mortgage Association  3.93%
      Tyco International Ltd.                           3.78%
      EMC Corp. Mass                                    3.40%
      Duke Energy Corp.                                 3.33%
      American International Group, Inc.                2.87%

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period adjusted for the fund's sales charge was 10.70%.

** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

Looking forward, we expect the global economic environment to be supportive of further gains in stock prices. There are some signs of improvement in Japan and emerging market economies. While the Fed may reverse some of its credit easing moves from last fall, a modest increase in interest rates seems to be expected by market participants. A key factor going forward will be the degree that increases in labor cost exert inflationary pressures in an already tight job market. However, with the Fed acting preemptively to avert potential inflationary pressures, and the economy enjoying low unemployment and strong consumer spending, the robust economic growth we have enjoyed should continue. This should be a favorable environment for companies to produce strong earnings growth, a necessity to support the rich valuations being afforded the large capitalization growth stocks.

Thank you for your continued interest and investment in the CCB Equity Fund.

CCB EQUITY FUND

-------------------------------------------------------------------------------
                 GROWTH OF $10,000 INVESTED IN CCB EQUITY FUND
                      SINCE INCEPTION AS OF MAY 31, 1999

The graph below illustrates the hypothetical investment of $10,000* in the CCB Equity Fund (the "Fund") from December 5, 1994 (start of performance) to May 31, 1999, compared to the Standard & Poor's 500 Index ("S&P 500")+.

"Graphic representation "A" omitted.  See Appendix."

     PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR

GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions.

** Total return quoted reflects all applicable sales charges.

 + The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 has been adjusted to reflect reinvestment of the dividends on securities.

   This index is unmanaged.

CCB EQUITY FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 1999

--------------------------------------------------------------------------------

 SHARES                                                       VALUE

 ------ --------------------------------------             -----------
 COMMON STOCKS--99.2%

 ---------------------------------------------
        AEROSPACE & DEFENSE--2.0%

        --------------------------------------
 35,000 Allied-Signal, Inc.                                $ 2,032,187
        --------------------------------------             -----------
        CHEMICALS--1.1%

        --------------------------------------
 24,000 Imperial Chemical Industries, PLC, ADR               1,054,500
        --------------------------------------             -----------
        CONSUMER BASICS--6.9%

        --------------------------------------
 30,000 Emerson Electric Co.                                 1,916,250
        --------------------------------------
 49,000 General Electric Co.                                 4,982,688
        --------------------------------------             -----------
        Total                                                6,898,938

        --------------------------------------             -----------
        CONSUMER NON-DURABLES--4.4%

        --------------------------------------
 20,000 General Mills, Inc.                                  1,607,500
        --------------------------------------
 15,000 Philip Morris Cos., Inc.                               578,438
        --------------------------------------
 16,000 Procter & Gamble Co.                                 1,494,000
        --------------------------------------
 10,446 Unilever N.V., ADR                                     682,254
        --------------------------------------             -----------
        Total                                                4,362,192

        --------------------------------------             -----------
        ELECTRONIC TECHNOLOGY--14.3%

        --------------------------------------
 35,000 Applied Materials, Inc.                              1,922,812
        --------------------------------------
 40,000 (1)Cisco Systems, Inc.                               4,360,000
        --------------------------------------
 10,600 (1)Computer Sciences Corp.                             685,687
        --------------------------------------
 34,000 (1)EMC Corp. Mass                                    3,387,250
        --------------------------------------
 33,400 Intel Corp.                                          1,805,687
        --------------------------------------
 10,000 Lucent Technologies, Inc.                              568,750
        --------------------------------------
 14,000 Texas Instruments, Inc.                              1,531,250
        --------------------------------------             -----------
        Total                                               14,261,436

        --------------------------------------             -----------
        ENERGY MINERALS--0.4%

        --------------------------------------
  5,000 Atlantic Richfield Co.                                 418,437
        --------------------------------------             -----------
        FINANCE--22.5%

        -----------------------------------------
 10,000 American Express Co.                               $ 1,211,875
        -----------------------------------------
 25,000 American International Group, Inc.                   2,857,812
        -----------------------------------------
 25,000 Bank One Corporation                                 1,414,062
        -----------------------------------------
 20,000 Bank of America Corp.                                1,293,750
        -----------------------------------------
 30,000 Capital One Financial Corp.                          4,520,625
        -----------------------------------------
 65,000 Citigroup, Inc.                                      4,306,250
        -----------------------------------------
 70,000 Crescent Real Estate Equities, Inc.                  1,614,375
        -----------------------------------------
 21,000 Federal Home Loan Mortgage Corp.                     1,224,562
        -----------------------------------------
 41,500 Pennsylvania Real Estate Investment Trust              861,125
        -----------------------------------------
 50,000 Peoples Bank Bridgeport                              1,500,000
        -----------------------------------------
 15,000 Reliastar Financial Corp.                              623,438
        -----------------------------------------
 24,000 Washington Mutual, Inc.                                916,500
        -----------------------------------------          -----------
        Total                                               22,344,374

        -----------------------------------------          -----------
        HEALTH TECHNOLOGY--9.4%

        -----------------------------------------
 13,400 Abbott Laboratories                                    605,513
        -----------------------------------------
 40,000 American Home Products Corp.                         2,305,000
        -----------------------------------------
 30,000 Medtronic, Inc.                                      2,130,000
        -----------------------------------------
 31,800 Merck & Co., Inc.                                    2,146,500
        -----------------------------------------
 20,000 Pfizer, Inc.                                         2,140,000
        -----------------------------------------          -----------
        Total                                                9,327,013

        -----------------------------------------          -----------
        INDUSTRIAL SERVICES--2.1%

        -----------------------------------------
  5,000 Baker Hughes, Inc.                                     155,625
        -----------------------------------------
 15,000 Schlumberger Ltd.                                      902,813
        -----------------------------------------
 20,000 Waste Management, Inc.                               1,057,500
        -----------------------------------------          -----------
        Total                                                2,115,938

        -----------------------------------------          -----------
        INSURANCE--1.2%

        -----------------------------------------
 17,500 Jefferson-Pilot Corp.                                1,184,531
        -----------------------------------------          -----------
        MORTGAGE--3.9%

        -----------------------------------------
 57,500 Fannie Mae Federal National Mortgage

        Association                                        $ 3,910,000
        -----------------------------------------          -----------
        NON-ENERGY MINERALS--1.5%

        -----------------------------------------
 27,000 Alcoa, Inc.                                          1,485,000
        -----------------------------------------          -----------
        OIL--5.9%

        -----------------------------------------
 15,000 BP Amoco PLC, ADR                                    1,606,875
        -----------------------------------------
  5,000 Chevron Corp.                                          463,438
        -----------------------------------------
 15,700 Exxon Corp.                                          1,254,037
        -----------------------------------------
 21,000 Halliburton Co.                                        868,875
        -----------------------------------------
 16,700 Mobil Corp.                                          1,690,875
        -----------------------------------------          -----------
        Total                                                5,884,100

        -----------------------------------------          -----------
        PHARMACEUTICALS--2.1%

        -----------------------------------------
 55,000 (1)Watson Pharmaceuticals, Inc.                      2,107,188
        -----------------------------------------          -----------
        PROCESS INDUSTRIES--1.1%

        -----------------------------------------
 27,000 Goodrich (B.F.) Co.                                  1,093,500
        -----------------------------------------          -----------
        PRODUCER MANUFACTURING--4.7%

        -----------------------------------------
 15,000 Avery Dennison Corp.                                   898,125
        -----------------------------------------
 43,000 Tyco International Ltd.                              3,757,125
        -----------------------------------------          -----------
        Total                                                4,655,250

        -----------------------------------------          -----------
        RETAIL--1.0%

        -----------------------------------------
 23,400 Wal-Mart Stores, Inc.                                  997,425
        -----------------------------------------          -----------
        RETAIL TRADE--1.4%

        -----------------------------------------
 21,500 Dayton-Hudson Corp.                                  1,354,500
        -----------------------------------------          -----------
        TECHNOLOGY SERVICES--2.5%

        -----------------------------------------
 19,000 (1)Microsoft Corp.                                   1,533,063
        -----------------------------------------
 40,000 Oracle Corp.                                           992,500
        -----------------------------------------          -----------
        Total                                                2,525,563

        -----------------------------------------          -----------
        TRANSPORTATION--0.2%

        -----------------------------------------
  4,500 Norfolk Southern Corp.                             $   147,375
        -----------------------------------------          -----------
        UTILITIES--10.6%

        -----------------------------------------
 45,000 AT&T Corp.                                           2,497,500
        -----------------------------------------
 55,000 Duke Energy Corp.                                    3,317,188
        -----------------------------------------
 55,053 (1)MCI Worldcom, Inc.                                4,755,203
        -----------------------------------------          -----------
        Total                                               10,569,891

        -----------------------------------------          -----------
        TOTAL COMMON STOCKS

        IDENTIFIED COST $57,680,554)                        98,729,338
        -----------------------------------------          -----------
MUTUAL FUND--0.5%

-------------------------------------------------
514,724 Goldman Sachs Money Market Fund                        514,724
        -----------------------------------------          -----------
        TOTAL INVESTMENTS

        (IDENTIFIED COST $58,195,278)(2)                   $99,244,062
        -----------------------------------------          -----------

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $58,195,278. The net unrealized appreciation of investments on a federal tax basis amounts to $41,048,784 which is comprised of $41,613,784 appreciation and $565,000 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($99,525,542) at May 31, 1999.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

CCB EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1999

--------------------------------------------------------------------------------


ASSETS:

----------------------------------------------------------------
Total investments in securities, at value (identified and tax
cost $58,195,278)                                                $ 99,244,062
----------------------------------------------------------------
Income receivable                                                     210,307

----------------------------------------------------------------
Receivable for investments sold                                     1,799,677

----------------------------------------------------------------
Receivable for shares sold                                             16,000

----------------------------------------------------------------
Deferred organizational costs                                           4,397

----------------------------------------------------------------
Other assets                                                              912

---------------------------------------------------------------- ------------
  Total assets                                                    101,275,355

----------------------------------------------------------------
LIABILITIES:

----------------------------------------------------
Payable for investments purchased                     $1,591,200

----------------------------------------------------
Advisory fee payable                                     115,951

----------------------------------------------------
Payable for shares redeemed                               18,050

----------------------------------------------------
Payable for taxes withheld                                 1,488

----------------------------------------------------
Options written, at value (Premium Received $28,799)       2,500

----------------------------------------------------
Accrued expenses                                          20,624

----------------------------------------------------  ----------
  Total liabilities                                                 1,749,813

---------------------------------------------------------------- ------------
Net Assets for 4,577,195 shares outstanding                      $ 99,525,542
---------------------------------------------------------------- ------------
NET ASSETS CONSIST OF:

----------------------------------------------------------------
Paid in capital                                                  $ 43,565,694
----------------------------------------------------------------
Net unrealized appreciation of investments                         41,075,083

----------------------------------------------------------------
Accumulated net realized gain on investments                       14,833,414
----------------------------------------------------------------
Undistributed net investment income                                    51,351

---------------------------------------------------------------- ------------
  Total Net Assets                                               $ 99,525,542
---------------------------------------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:

----------------------------------------------------------------
Net Asset Value Per Share ($99,525,542 divided by 4,577,195
 shares outstanding)                                                   $21.74
---------------------------------------------------------------- ------------
Offering Price Per Share (100/95.50 of $21.74)(1)                      $22.76
---------------------------------------------------------------- ------------

(1) See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

CCB EQUITY FUND
STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 1999

--------------------------------------------------------------------------------


INVESTMENT INCOME:

-----------------------------------------------------------
Dividends (net of foreign taxes withheld of $11,520)         $ 2,129,932
-----------------------------------------------------------
Interest                                                         200,580

-----------------------------------------------------------  -----------
  Total income                                                 2,330,512

-----------------------------------------------------------
EXPENSES:

-----------------------------------------------
Investment advisory fee                          $1,420,177

-----------------------------------------------
Administrative personnel and services fee           241,260

-----------------------------------------------
Custodian fees                                       13,795

-----------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                             23,121

-----------------------------------------------
Directors'/Trustees' fees                             4,182

-----------------------------------------------
Auditing fees                                        12,635

-----------------------------------------------
Legal fees                                            5,821

-----------------------------------------------
Portfolio accounting fees                            54,208

-----------------------------------------------
Share registration costs                             19,834

-----------------------------------------------
Printing and postage                                  9,366

-----------------------------------------------
Insurance premiums                                    1,798

-----------------------------------------------
Miscellaneous                                        13,436

-----------------------------------------------  ----------
  Total expenses                                  1,819,633

-----------------------------------------------
Waiver--

-----------------------------------------------
  Waiver of investment advisory fee                (148,367)

-----------------------------------------------  ----------
    Net expenses                                               1,671,266

-----------------------------------------------------------  -----------
      Net investment income                                      659,246

-----------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND

OPTIONS:

-----------------------------------------------------------
Net realized gain on investments and options                  15,309,462
-----------------------------------------------------------
Net change in unrealized appreciation of investments and
options                                                       (7,645,911)

-----------------------------------------------------------  -----------
  Net realized and unrealized gain on investments and
   options                                                     7,663,551
-----------------------------------------------------------  -----------
    Change in net assets resulting from operations           $ 8,322,797
-----------------------------------------------------------  -----------

(See Notes which are an integral part of the Financial Statements)

CCB EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                        YEAR ENDED MAY 31,

                                                    ---------------------------
                                                        1999           1998
                                                    -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

---------------------------------------------------
OPERATIONS--

---------------------------------------------------
Net investment income                               $     659,246  $    784,199
---------------------------------------------------
Net realized gain on investments and options
($15,378,089 and $21,100,147, respectively, as

computed for federal tax purposes)                     15,309,462    21,189,873
---------------------------------------------------
Net change in unrealized appreciation of

investments and options                                (7,645,911)   19,481,961
--------------------------------------------------- -------------  ------------
  Change in net assets resulting from operations        8,322,797    41,456,033
--------------------------------------------------- -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--

---------------------------------------------------
Distributions from net investment income                 (836,115)     (721,356)
---------------------------------------------------
Distributions from net realized gains                 (17,056,128)  (10,530,395)
--------------------------------------------------- -------------  ------------
  Change in net assets resulting from distributions

   to shareholders                                    (17,892,243)  (11,251,751)
--------------------------------------------------- -------------  ------------
SHARE TRANSACTIONS--

---------------------------------------------------
Proceeds from sale of shares                           36,663,336    18,796,021
---------------------------------------------------
Net asset value of shares issued to shareholders

in payment of distributions declared                    1,187,375     9,786,538
---------------------------------------------------
Cost of shares redeemed                              (148,449,379)   (6,596,418)
--------------------------------------------------- -------------  ------------
  Change in net assets resulting from share

   transactions                                      (110,598,668)   21,986,141
--------------------------------------------------- -------------  ------------
    Change in net assets                             (120,168,114)   52,190,423
---------------------------------------------------
NET ASSETS:

---------------------------------------------------
Beginning of period                                   219,693,656   167,503,233
--------------------------------------------------- -------------  ------------
End of period (including undistributed net
investment income

of $51,351 and $305,070, respectively)              $  99,525,542  $219,693,656
--------------------------------------------------- -------------  ------------

(See Notes which are an integral part of the Financial Statements)

CCB EQUITY FUND
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                          YEAR ENDED MAY 31,

                               ---------------------------------------------
                                1999      1998      1997     1996    1995(1)
-----------------------------  -------  --------  --------  -------  -------
NET ASSET VALUE, BEGINNING OF
PERIOD                         $ 20.24  $  17.33  $  13.80  $ 11.48  $ 10.00

-----------------------------
INCOME FROM INVESTMENT

OPERATIONS

-----------------------------
 Net investment income            0.08      0.07      0.13     0.14     0.11
-----------------------------
 Net realized and unrealized
 gain on investments and

 options                          3.10      3.93      3.72     2.57     1.44
-----------------------------  -------  --------  --------  -------  -------
 Total from investment

 operations                       3.18      4.00      3.85     2.71     1.55
-----------------------------  -------  --------  --------  -------  -------
LESS DISTRIBUTIONS

-----------------------------
 Distributions from net

  investment income              (0.08)    (0.07)    (0.13)   (0.16)   (0.07)
-----------------------------
 Total distributions from net

 realized
 gain on investments and

 options                         (1.60)    (1.02)    (0.19)   (0.23)      --
-----------------------------  -------  --------  --------  -------  -------
 Total distributions             (1.68)    (1.09)    (0.32)   (0.39)   (0.07)
-----------------------------  -------  --------  --------  -------  -------
NET ASSET VALUE, END OF

PERIOD                          $21.74  $  20.24  $  17.33  $ 13.80  $ 11.48
-----------------------------  -------  --------  --------  -------  -------
TOTAL RETURN(2)                  15.90%    23.86%    28.25%   23.91%   15.55%
-----------------------------
RATIOS TO AVERAGE NET ASSETS

-----------------------------
 Expenses(3)                      1.09%     1.07%     1.19%    1.45%    2.67%(4)
-----------------------------
 Net investment income(3)         0.30%     0.32%     0.65%    0.88%    1.58%(4)
-----------------------------
 Expenses (after waivers)         1.00%     1.00%     1.03%    1.25%    1.25%(4)
-----------------------------
 Net investment income (after

  waivers)                        0.39%     0.39%     0.81%    1.08%    3.00%(4)
-----------------------------
SUPPLEMENTAL DATA

-----------------------------
 Net assets, end of period

  (000 omitted)                $99,526  $219,694  $167,503  $29,194  $24,581
-----------------------------
 Portfolio turnover                 92%       69%       55%      69%       4%
-----------------------------

(1) Reflects operations for the period from December 5, 1994 (date of initial public investment) to May 31, 1995.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) During the period certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

(4) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

CCB EQUITY FUND
NOTES TO FINANCIAL STATEMENTS

MAY 31, 1999

-------------------------------------------------------------------------------

(1) ORGANIZATION

CCB Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of CCB Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on the primary national securities exchange. Unlisted equity securities are generally valued at the mean of the latest bid and asked prices provided by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for short-term gains. The following reclassifications have been made to the financial statements.


                  INCREASE (DECREASE)

   -------------------------------------------------------
                         ACCUMULATED NET UNDISTRIBUTED NET
       PAID-IN CAPITAL    REALIZED GAIN   INVESTMENT LOSS

   ---------------       --------------- -----------------
       $(202)                $77,052         $(76,850)

  Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  OPTION CONTRACTS--The Fund may write option contracts. A written option obligates the Fund to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The principal reason for writing call or put options is to obtain, through receipt of premiums, a greater current return that would be realized on underlying securities alone. By writing a call option, the Fund risks becoming obligated to sell the underlying security for more than its current market price upon exercise. By writing a put option, the Fund risks becoming obligated to purchase the underlying security for more than its current market price upon exercise. Premiums received from writing options are recorded as a liability and an unrealized gain or loss is measured and recorded by the difference between the current value and the premium received. For the period ended May 31, 1999, the Fund had a realized gain of $151,113 on written options.

  The following is a summary of the Fund's written option activity:


   CONTRACTS                        NUMBER OF CONTRACTS AGGREGATE FACE VALUE

   ---------                        ------------------- --------------------
   Outstanding at prior period-end           600               $131,322
   Contracts written                       6,261              1,226,910
   Contracts expired                      (1,750)              (297,751)
   Contracts closed                       (4,711)            (1,031,682)
                                          ------             ----------
   Outstanding at May 31, 1999               400               $ 28,799
                                          ------             ----------

  At May 31, 1999, the Fund had the following outstanding options:


                                                    UNREALIZED

                      EXPIRATION STRIKE NUMBER OF  APPRECIATION  MARKET
   ISSUER        TYPE    DATE    PRICE  CONTRACTS (DEPRECIATION) VALUE

   ------        ---- ---------- ------ --------- -------------- ------
   Oracle Corp.  Call June 1999   $30      400       $26,299     $2,500


  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                YEAR ENDED MAY 31,

                                               ---------------------
                                                  1999       1998

---------------------------------------------- ----------  ---------
Shares sold                                     3,263,940    986,350

----------------------------------------------
Shares issued to shareholders in payment of

distributions declared                             57,062    541,306
----------------------------------------------
Shares redeemed                                (9,598,643)  (338,851)
---------------------------------------------- ----------  ---------
  Net change resulting from share transactions (6,277,641) 1,188,805

---------------------------------------------- ----------  ---------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  Under the terms of an investment sub-advisory agreement between the Adviser and Franklin Street Advisors, Inc., (the "Sub-Adviser"), the Sub- Adviser receives an annual fee from the Adviser equal to 0.65% of the Fund's average daily net assets. The Sub-Adviser may voluntarily waive any portion of its fee.

  ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

  DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to compensate FSC. The Fund did not pay or accrue distribution expenses during the period ended May 31, 1999.

  SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. The Fund did not pay or accrue shareholder services expenses during the period ended May 31, 1999.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES--Organizational expenses of $35,000 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the year ended May 31, 1999, the Fund expensed $5,930 of organizational expenses.

  GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1999, were as follows:



---------------------------------------------------
PURCHASES                                              $145,996,973

---------------------------------------------------    ------------
SALES                                                  $268,535,777

---------------------------------------------------    ------------

(6) YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

-------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of CCB Funds
CCB Equity Fund

We have audited the accompanying statement of assets and liabilities of CCB Equity Fund (an investment portfolio of CCB Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of May 31, 1999, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CCB Equity Fund, an investment portfolio of CCB Funds, as of May 31, 1999, and the results of its operations, for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

Boston, Massachusetts
July 9, 1999

TRUSTEES                              OFFICERS

--------------------------------------------------------------------------------

John F. Donahue                       John F. Donahue
                                       Chairman

Thomas G. Bigley

                                      Edward C. Gonzales

John T. Conroy, Jr.                    President and Treasurer

William J. Copeland                   J. Christopher Donahue
                                       Executive Vice President

John F. Cunningham

                                      John W. McGonigle

Lawrence D. Ellis, M.D.                Executive Vice President and Secretary

Edward C. Gonzales                    Richard B. Fisher
                                       Vice President

Peter E. Madden

                                      Joseph S. Machi

Charles F. Mansfield, Jr.              Vice President and Assistant Treasurer

John E. Murray, Jr.                   C. Grant Anderson
                                       Assistant Secretary

Marjorie P. Smuts

John S. Walsh

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U. S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Securities Corp. is the distributor of the fund.

Cusip 12500E307
G00926-02 (7/99)

[recycled logo]

                                  CCB . FUNDS

                             Central Carolina Bank

                                      CCB

                                  Equity Fund

                                 Annual Report

                                 May 31, 1999

Following is the Annual Report for CCB North Carolina Municipal Securities Fund, a portfolio of CCB Funds, covering the fiscal year ended May 31, 1999. If you have any questions or comments, please contact your investment representative. This report must be preceded or accompanied by a prospectus.

24

                                        1

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present your Annual Report for CCB North Carolina Municipal Securities Fund, which covers the 12-month fiscal year period from June 1, 1998 through May 31, 1999.

Inside, you will find complete information about the fund's operation during the fiscal year, including an investment review by the fund's portfolio manager, a list of the fund's quality municipal bond holdings, and the remaining financial statements.

To help tax-sensitive North Carolina residents earn double-tax-free income--exempt from federal AND state income taxes--the fund invests primarily in a portfolio of high-quality bonds issued by North Carolina municipalities.* All bonds in the fund's portfolio are rated A or higher by nationally recognized rating agencies.

During the 12-month reporting period, CCB North Carolina Municipal Securities Fund achieved a total return of 3.65% based on net asset value through double-tax-free income totaling $0.47 per share.** The fund's net assets totaled $40.2 million at the end of the reporting period.

Thank you for joining other tax-sensitive North Carolina investors in pursuing tax-free income through the diversification, professional management and convenience of this fund. We'll continue to update you on your fund's progress.

Sincerely,

[GRAPHIC OMITTED]

Edward C. Gonzales
President
July 15, 1999

* Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period adjusted for the fund's sales charge was (0.98%).

INVESTMENT REVIEW

The municipal bond market was basically unchanged for the fiscal year ended May 31, 1999. While there were some yield deadlines in the short end, longer maturity yields were actually slightly higher.

On balance, the North Carolina market underperformed the national market as the historical premium of North Carolina bonds has largely disappeared.

The CCB North Carolina Municipal Securities Fund had a total return of 3.65% based on net asset value for the fiscal year ended May 31, 1999.* The average maturity of the portfolio at May 31, 1999 was 6.96 years and the 30-day SEC yield was 4.09% (3.90% based on offering price).* We feel the fund offers value and is well positioned.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period adjusted for the fund's sales charge was (0.98%).

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND

GROWTH OF $10,000 INVESTED IN CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND SINCE INCEPTION AS OF MAY 31, 1999

The graph below illustrates the hypothetical investment of $10,000* in the CCB North Carolina Municipal Securities Fund (the "Fund") from July 22, 1992 (start of performance) to May 31, 1999, compared to the Lehman Brothers State General Obligation Bond Index ( "LSGOB")+

               "Graphic representation "B" omitted. See Appendix."

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

     * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions.

** Total return quoted reflects all applicable sales charges.

+ The LSGOB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LSGOB has been adjusted to reflect reinvestment of the dividends on securities. This index is unmanaged.



CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 1999
   PRINCIPAL                                                      CREDIT
     AMOUNT                                                      RATING*          VALUE

LONG-TERM MUNICIPALS--97.1%

                  NORTH CAROLINA--97.1%

        $500,000  Buncombe County, NC, Certificate
                  Participation Refunding Bonds, 4.75%

                  (AMBAC INS), 12/1/2011                           AAA               $491,440
         500,000  Cabarrus County, NC, GO UT, 5.30% (MBIA
                  INS), 2/1/2010                                   AAA                525,515
         250,000  Catawba County, NC, GO UT Bonds, 5.70%,
                  6/1/2003                                         AA-                266,442
         500,000  Catawba County, NC, GO UT Bonds, 5.75%,
                  6/1/2007                                         AA-                536,425

         500,000  Catawba County, NC, Hospital Refunding
                  Revenue Bond, 5.85% (Catawba Memorial
                  Hospital)/(AMBAC INS)/(Original Issue

                  Yield: 5.90%), 10/1/2004                         AAA                539,605
         500,000  Catawba County, NC, Hospital Refunding
                  Revenue Bonds, 5.95% (Catawba Memorial
                  Hospital)/(AMBAC INS)/(Original Issue

                  Yield: 6.00%), 10/1/2005                         AAA                541,155
         750,000  Catawba County, NC, Refunding Revenue
                  Bonds, 4.50% (AMBAC INS), 10/1/2009              Aaa                737,482
         500,000  Charlotte, NC, GO UT Public Improvement
                  Bonds, 4.75% (Original Issue Yield:

                  4.83%), 2/1/2013                                 AAA                497,235

         500,000  Charlotte, NC, GO UT Public Improvement

                  Bonds, 5.30%, 4/1/2008                           AAA                528,880
       1,000,000  Charlotte, NC, GO UT, 4.75%, 2/1/2011            AAA              1,001,270
         500,000  Chatham County, NC, GO UT Bonds, 5.40%,

                  4/1/2007                                          A+                531,790
         500,000  Chatham County, NC, GO UT Bonds, 5.40%,
                  4/1/2010                                          A+                528,635
         465,000  Chatham County, NC, GO UT Refunding Bonds,
                  5.25% (Original Issue Yield: 5.35%),              A+                487,683
                  5/1/2010
         500,000  Chatham County, NC, GO UT, 5.40% (Original

                  Issue Yield: 5.50%), 4/1/2012                     A+                523,410
       1,000,000  Concord, NC, Utility System Revenue
                  Refunding Bonds (Series B), 4.60% (MBIA

                  INS), 12/1/2010                                  AAA                991,270
       1,000,000  Craven County, NC, GO UT Bonds, 5.50%
                  (MBIA INS), 6/1/2010                             AAA              1,064,520

         500,000  Cumberland County, NC, GO UT Refunding

                  Bonds, 5.00% (FGIC LOC), 2/1/2013                AAA                505,655
         480,000  Cumberland County, NC, GO UT, 5.00% (MBIA
                  INS)/(Original Issue Yield: 5.15%),              AAA                479,184
                  3/1/2015
         470,000  Duplin County, NC, GO UT Bonds, 5.30%
                  (MBIA INS)/(Original Issue Yield: 5.40%),

                  4/1/2007                                         AAA                493,152

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

   PRINCIPAL                                                      CREDIT
     AMOUNT                                                      RATING*          VALUE

LONG-TERM MUNICIPALS--(CONTINUED)

        $500,000  Durham & Wake Counties Special Airport
                  District, NC, GO UT Refunding Bonds, 5.75%

                  (Original Issue Yield: 5.80%), 4/1/2002          AAA               $526,345
         500,000  Durham County, NC, Water Utility, Sewer
                  and Public Improvements, 5.75% (Original

                  Issue Yield: 6.00%), 2/1/2011                    AAA                529,680
         250,000  Fayetteville, NC Public Works Commission,
                  Revenue Bonds (Series B), 5.90% (FSA

                  LOC)/(Original Issue Yield: 6.00%),              AAA                266,463
                  3/1/2007
         500,000  Fayetteville, NC Public Works Commission,
                  Revenue Bonds, 5.40% (AMBAC INS)/(Original

                  Issue Yield: 5.50%), 3/1/2009                    AAA                521,240
         500,000  Forsyth County, NC, GO UT, 4.75% (Original
                  Issue Yield: 5.00%), 2/1/2013                    AAA                497,235
         400,000  Forsyth County, NC, School Improvements,
                  4.50% (Original Issue Yield: 4.55%),             AAA                387,940
                  8/1/2013
         750,000  Gaston County, NC, GO UT, 5.70% (MBIA

                  INS), 3/1/2004                                   AAA                802,853
         500,000  Gastonia, NC, GO UT, 5.50% (MBIA
                  INS)/(Original Issue Yield: 5.55%),              AAA                528,165
                  5/1/2013
         500,000  Guilford County, NC, GO UT Bonds, 5.30%

                  (Original Issue Yield: 5.40%), 5/1/2010          AA+                527,685
         500,000  Guilford County, NC, GO UT Bonds, 5.30%,
                  5/1/2009                                         AA+                530,140
         500,000  Guilford County, NC, GO UT Bonds, 5.40%
                  (Original Issue Yield: 5.55%), 4/1/2009          AA+                524,525
         500,000  Guilford County, NC, GO UT, 5.40%
                  (Original Issue Yield: 5.55%), 5/1/2012          AA+                525,680
         575,000  High Point, NC, Revenue Bonds, 5.60%
                  (Original Issue Yield: 5.85%), 3/1/2014           AA                606,458
         500,000  Iredell County, NC, Certificates of
                  Participation, 5.50% (FGIC INS)/(Original

                  Issue Yield: 5.60%), 6/1/2001                    AAA                516,920
         350,000  Iredell County, NC, Certificates of
                  Participation, 6.125% (FGIC INS)/(Original

                  Issue Yield: 6.23%), 6/1/2007                    AAA                376,684
         500,000  Johnston County, NC, GO UT, 5.00% (FGIC
                  INS), 5/1/2010                                   AAA                513,760

         500,000  Mecklenburg County, NC, GO UT Refunding Bonds, 5.90% (Original
                  Issue Yield:

                  6.05%), 3/1/2004                                 AAA                529,790
         350,000  Mecklenburg County, NC, GO UT, 5.50%
                  (Original Issue Yield: 5.60%), 4/1/2011          AAA                373,065
       1,000,000  Moore County, NC, GO UT Bonds, 4.90% (MBIA
                  INS), 6/1/2013                                   AAA              1,000,700

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

   PRINCIPAL                                                      CREDIT
     AMOUNT                                                      RATING*          VALUE

LONG-TERM MUNICIPALS--(CONTINUED)

        $500,000  Mooresville, NC Grade School District
                  Facilities Corp., Certificates of
                  Participation, 6.30% (AMBAC INS)/(Original

                  Issue Yield: 6.348%), 10/1/2009                  AAA               $544,530
         500,000  Morganton, NC, GO UT Revenue Bonds, 5.60%
                  (FGIC INS), 6/1/2007                             AAA                535,635

         500,000  Morganton, NC, Water & Sewer GO UT Revenue

                  Bonds, 5.60% (FGIC INS), 6/1/2008                AAA                535,370
       1,000,000  New Hanover County, NC Hospital, Health,
                  Hospital, Nursing Revenue Bonds, 5.25%,

                  10/1/2012                                        AAA              1,025,070

       1,000,000  New Hanover County, NC, (Project R-5) GO UT Bonds, 5.40%
                  (Original Issue Yield:

                  5.45%), 3/1/2009                                 AA-              1,058,680
         500,000  New Hanover County, NC, GO UT Bonds, 5.30%
                  (Original Issue Yield: 5.50%), 5/1/2014          AA-                517,530
         500,000  New Hanover County, NC, GO UT Bonds, 5.50%
                  (Original Issue Yield: 5.70%), 3/1/2012          AA-                524,870
         750,000  North Carolina Educational Facilities
                  Finance Agency, Revenue Bonds, 6.625%

                  (Duke University), 10/1/2008                     AA+                808,440
         200,000  North Carolina Medical Care Commission ,
                  Revenue Bonds, 5.95% (Presbyterian Health
                  Services Corp. )/(Original Issue Yield:

                  6.00%), 10/1/2007                                 AA                216,462
       1,850,000  North Carolina Municipal Power Agency No.
                  1, Revenue Bonds, 10.50% (Catawba
                  Electric)/(United States Treasury COL),

                  1/1/2010                                         AAA              2,473,006
         500,000  North Carolina Municipal Power Agency No.
                  1, Revenue Refunding Bonds, 5.25% (Catawba
                  Electric)/(AMBAC INS)/(Original Issue

                  Yield: 5.55%), 1/1/2008                          AAA                523,370
         500,000  North Carolina Municipal Power Agency No.
                  1, Revenue Refunding Bonds, 5.75% (Catawba
                  Electric)/(AMBAC INS)/(Original Issue

                  Yield: 5.80%), 1/1/2002                          AAA                521,630
       1,000,000  North Carolina State, GO UT, 4.75%
                  (Original Issue Yield: 4.88%), 4/1/2013          AAA                994,430
         500,000  North Carolina State, GO UT, 4.75%
                  (Original Issue Yield: 4.93%), 4/1/2014          AAA                494,460
         500,000  North Carolina State, GO UT, 5.00%,              AAA                522,835
                  6/1/2004

         500,000  North Carolina State, GO UT, 5.10%,              AAA                524,710
                  3/1/2008
       1,000,000  Pitt County, NC, GO UT, 5.10% (Original

                  Issue Yield: 5.20%), 2/1/2006                    AA-              1,041,260
         750,000  Rocky Mountain, NC, GO UT Refunding Bonds,
                  5.00% (MBIA INS), 2/1/2009                       AAA                781,200

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

   PRINCIPAL                                                      CREDIT
   AMOUNT OR                                                     RATING*          VALUE

     SHARES

LONG-TERM MUNICIPALS--(CONTINUED)

        $500,000  Rowan County, NC, GO UT Bonds, 5.60% (MBIA

                  INS), 4/1/2009                                   AAA               $534,455
         250,000  Stokes County, NC, GO UT Bonds, 4.90%
                  (FGIC INS), 6/1/2012                             AAA                252,565
       1,000,000  Surry County, NC, GO UT Refunding Bonds,
                  5.00% (FGIC LOC), 4/1/2010                       AAA              1,033,350
         500,000  Union County, NC, (Series B) GO UT , 5.20%
                  (MBIA INS)/(Original Issue Yield: 5.35%),

                  6/1/2012                                         AAA                516,550
         600,000  Wake County, NC Industrial Facilities &
                  PCFA, Revenue Bonds, 6.90% (Carolina Power

                  & Light Co.)/(Fuji Bank, Ltd., Tokyo LOC),        A                 627,108
                  4/1/2009
         500,000  Winston-Salem, NC, GO UT Bonds, 5.40%

                  (Original Issue Yield: 5.30%), 6/1/2009          AAA                531,740
         500,000  Winston-Salem, NC, GO UT Bonds, 5.40%
                  (Original Issue Yield: 5.50%), 6/1/2011          AAA                525,510

                      TOTAL MUNICIPAL SECURITIES (IDENTIFIED

                  COST                                                             39,020,842

                      $38,041,814)

MUTUAL FUNDS--1.8%

         702,625  Blackrock Municipal Money Market Fund                               702,625
           1,000  North Carolina Daily Municipal Fund                                   1,000
                      TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                         703,625
                      TOTAL INVESTMENTS (IDENTIFIED COST
                      $38,745,439)(1)                                             $39,724,467

     * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

     (1) The cost of investments for federal tax purposes amounts to $38,745,439. The net unrealized appreciation of investments on a federal tax basis amounts to $979,028 which is comprised of $1,074,713 appreciation and $95,685 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($40,176,980) at May 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC          --American Municipal Bond Assurance Corporation
COL            --Collateralized
FGIC           --Financial Guaranty Insurance Company
FSA            --Financial Security Assurance
GO             --General Obligation
INS            --Insured
LOC            --Letter of Credit
MBIA           --Municipal Bond Investors Assurance
PCFA           --Pollution Control Finance Authority
UT             --Unlimited Tax

(See Notes which are an integral part of the Financial Statements)



CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1999
ASSETS:

Total investments in securities, at value(identified and tax                           39,724,467         $
cost $38,745,439)
Cash                                                                                           94
Income receivable                                                                         611,163

   Total assets                                                                        40,335,724

LIABILITIES:

Payable for shares redeemed                                           $      12,000
Income distribution payable                                                 136,032
Accrued expenses                                                             10,712
   Total liabilities                                                                      158,744

Net Assets for 3,747,285 shares outstanding                                            40,176,980         $
NET ASSETS CONSIST OF:

Paid in capital                                                                        39,141,470         $
Net unrealized appreciation of investments                                                979,028
Accumulated net realized gain on investments                                               55,737
Undistributed Net Investment Income                                                           745

   Total Net Assets                                                                    40,176,980         $
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:

Net Asset Value Per Share ($40,176,980 / 3,747,285 shares                                   10.72         $
outstanding)
Offering Price Per Share (100/95.50 of $10.72)1                                             11.23         $

1 See "What Shares Cost?" in the Prospectus.

 (See Notes which are an integral part of the Financial Statements) INVESTMENT
INCOME:

Interest                                                                                    1,931,609          $
EXPENSES:

Investment advisory fee                                                      $  301,408
Administrative personnel and services fee                                        58,580
Custodian fees                                                                   13,069
Transfer and dividend disbursing agent fees and expenses                         35,198
Directors'/Trustees' fees                                                         4,761
Auditing fees                                                                    12,827
Legal fees                                                                        5,934
Portfolio accounting fees                                                        45,190
Share registration costs                                                         18,120
Printing and postage                                                              8,748
Insurance premiums                                                                  339
Taxes                                                                               859
Miscellaneous                                                                     5,063
   Total expenses                                                               510,096
Waiver --

  Waiver of investment advisory fee                                            (301,408 )
      Net expenses                                                                            208,688
         Net investment income                                                              1,722,921
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                              181,395
Net change in unrealized appreciation of investments                                        (440,652)
   Net realized and unrealized loss on investments                                          (259,257)
      Change in net assets resulting from operations                                        1,463,664   $
(See Notes which are an integral part of the Financial Statements)

                                                                 Year Ended May 31,

INCREASE (DECREASE) IN NET ASSETS:                           1999                 1998
                                                        ----------------     ----------------
OPERATIONS--

Net investment income                                         1,722,921            1,656,571
$                    $
Net realized gain on investments
($181,395 and $562,076, respectively, as computed
for federal tax purposes)                                       181,395              562,076
Net change in unrealized appreciation                          (440,652 )            543,069
   Change in net assets resulting from operations             1,463,664            2,761,716
DISTRIBUTIONS TO SHAREHOLDERS--

Distributions from net investment income                     (1,722,921 )         (1,656,571 )
Distributions from net realized gains                          (367,968 )                 --
   Change in net assets resulting from

distributions to                                             (2,090,889 )         (1,656,571 )
   shareholders

SHARE TRANSACTIONS--

Proceeds from sale of shares                                 10,238,583            5,401,737
Net asset value of shares issued to shareholders in
payment of distributions declared                               188,967              169,069
Cost of shares redeemed                                      (5,636,038 )         (6,554,865 )
   Change in net assets resulting from share                  4,791,512             (984,059 )
transactions

      Change in net assets                                    4,164,287              121,086
NET ASSETS:

Beginning of period                                          36,012,693           35,891,607
End of period                                                40,176,980           36,012,693
                             $                    $

 (See Notes which are an integral part of the Financial Statements)

                                                           YEAR ENDED MAY 31,
                                          1999        1998        1997        1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD    $10.89       $10.57      $10.34      $10.44     $10.17

INCOME FROM INVESTMENT OPERATIONS

    Net investment income                 0.47         0.45        0.49        0.49       0.48
    Net realized and unrealized
gain (loss) on                           (0.07 )       0.32        0.23       (0.10 )     0.27
    investments

    Total from investment operations      0.40         0.77        0.72        0.39       0.75

LESS DISTRIBUTIONS

    Distributions from net               (0.47 )      (0.45 )     (0.49 )     (0.49 )    (0.48 )
investment income
    Distributions from net realized

gain on                                  (0.10 )         --          --          --         --
    investments

    Total distributions                  (0.57 )      (0.45 )     (0.49 )     (0.49 )    (0.48 )
NET ASSET VALUE, END OF PERIOD          $10.72       $10.89      $10.57      $10.34     $10.44
TOTAL RETURN (1)                          3.65 %       7.77 %      7.13 %      3.72 %     7.71 %

RATIOS TO AVERAGE NET ASSETS

    Expenses (2)                          1.27 %       1.26 %      1.38 %      1.27 %     1.32 %
    Net investment income (2)             3.53 %       3.75 %      3.85 %      3.98 %     4.07 %
    Expenses (after waivers)              0.52 %       0.51 %      0.63 %      0.52 %     0.57 %
    Net investment income (after          4.28 %       4.50 %      4.60 %      4.73 %     4.82 %
waivers)

SUPPLEMENTAL DATA

    Net assets, end of period (000     $40,177      $36,013     $35,892     $36,872    $39,803
omitted)
    Portfolio turnover                      18 %         41 %        30 %        61 %       47 %

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (2) During the period certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

(See Notes which are an integral part of the Financial Statements)

CCB NORTH CAROLINA MUNICIPAL SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS

MAY 31, 1999

 ORGANIZATION

CCB Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an, open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of CCB North Carolina Municipal Securities Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide income which is exempt from federal regular income tax and North Carolina state income tax.

 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES - It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    OTHER - Investment transactions are accounted for on the trade date.

 SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                     YEAR ENDED MAY 31,

                                     1999         1998

Shares sold                          939,308      501,030
------------------------------------
Shares issued to shareholders in

payment of distributions declared    17,279       15,643

------------------------------------
Shares redeemed                      (516,525)    (605,325)
                                     ---------    ---------
------------------------------------
     Net change resulting from       440,062      (88,652)
share transactions

------------------------------------


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE - Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

    ADMINISTRATIVE FEE - Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

    SHAREHOLDER SERVICES FEE - Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. The Fund did not pay or accrue shareholder services expenses during the period ended May 31, 1999.

    TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES - Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES - FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    GENERAL - Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

 INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1999, were as follows:

           PURCHASES                                    $ 11,916,452
                                                        ------------
       ----------------------------------------------
           SALES                                         $ 7,018,840
                                                         -----------
       ----------------------------------------------

  CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at May 31, 1999, 43.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 19.4% of total investments.

 YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

 SUBSEQUENT EVENT

At the close of business on July 23, 1999, CCB North Carolina Municipal Securities Fund will cease to exist and will merge into Federated North Carolina Municipal Income Fund on July 26, 1999.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of CCB Funds
CCB North Carolina Municipal Securities Fund

We have audited the accompanying statement of assets and liabilities of CCB North Carolina Municipal Securities Fund (an investment portfolio of CCB Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of May 31, 1999, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CCB North Carolina Municipal Securities Fund, an investment portfolio of CCB Funds, as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Boston, Massachusetts
July 9, 1999

TRUSTEES                         OFFICERS

John F. Donahue                  John F. Donahue
Thomas G. Bigley                    Chairman
John T. Conroy, Jr.              Edward C. Gonzales
William J. Copeland                 President and Treasurer
John F. Cunningham               J. Christopher Donahue
Lawrence D. Ellis, M.D.             Executive Vice President
Edward C. Gonzales               John W. McGonigle
Peter E. Madden                     Executive Vice President and Secretary
Charles F. Mansfield, Jr.        Richard B. Fisher
John E. Murray, Jr.                 Vice President
Marjorie P. Smuts                Joseph S. Machi
John S. Walsh                       Vice President and Assistant Treasurer

                                 C. Grant Anderson
                                    Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Securities Corp. is the distributor of the fund.

Cusip 12500E109
G00926-03 (7/99)

A. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant. The CCB Equity Fund ("Equity Fund") is represented by a solid line. The Standard & Poor's 500 Index ("S&P 500") is represented by broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Equity Fund and the S&P 500. The "x" axis reflects computation periods from December 5, 1994 (start of performance) to May 31, 1999. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Equity Fund, as compared to the S&P 500; the ending values were $25,174 and $31,601, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Equity Fund's Average Annual Total Returns for the 1-year and start of performance periods ended May 31, 1999, which were 10.70% and 22.85%, respectively.

B. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant. The CCB North Carolina Municipal Securities Fund ("North Carolina Municipal Securities Fund") is represented by a solid line. The Lehman Brothers State General Obligation Bond Index ("LSGOB") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the North Carolina Municipal Securities Fund and the LSGOB. The "x" axis reflects computation periods from July 22, 1992 (start of performance) to May 31, 1999. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the North Carolina Municipal Securities Fund, as compared to the LSGOB; the ending values were $14,090 and $15,697, respectively. The legend in the bottom quadrant of the graphic presentation indicates the North Carolina Municipal Securities Fund's Average Annual Total Returns for the 1-year, 5-year, and start of performance periods ended May 31, 1999, which were (0.98%), 5.01%, and 5.13%, respectively.